Deferred Credits (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred credits	$ 25	$ 29
Iru Prepayments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred credits	13	13
Equipment Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred credits	$ 11	$ 16
Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortisation period of deferred credits	21 years
Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortisation period of deferred credits	60 years